Debentures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Debentures, noncurrent	R$ 3,023,674	R$ 137,830
Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Debentures, noncurrent		57,045
Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Debentures, noncurrent	58,550	57,096
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Debentures, noncurrent	24,059	R$ 23,689
Twenty Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Debentures, noncurrent	2,600,998
Twenty Twenty Thirty [Member]
IfrsStatementLineItems [Line Items]
Debentures, noncurrent	113,291
Twenty Twenty Thirty One [Member]
IfrsStatementLineItems [Line Items]
Debentures, noncurrent	113,360
Twenty Twenty Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Debentures, noncurrent	R$ 113,416